STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of ESOP Shares

The following table presents the components of the ESOP shares as of June 30, 2021 and 2020.

	2021	2020
Allocated shares	138,506	148,537
Unallocated shares	152,365	160,910

Total ESOP shares	290,871	309,447

Fair value of unallocated ESOP shares	$2,491,168	$2,124,012